Share Capital, Share Premium, Reserves (Tables)	12 Months Ended
Dec. 31, 2025
Share Capital, Share Premium, Reserves
Schedule of evolution of the share capital and share premium

	Common	Total of	Share capital	Share capital	Share premium
(Number of shares except otherwise stated)	shares	shares	per share	(in EUR 000)	(in EUR 000)
January 1, 2024	28,673,985	28,673,985	—	4,926	260,631
March 6, 2024 - Exercise warrants	8,650	8,650	0.17	1	61
April 17, 2024 - Exercise warrants	3,000	3,000	0.17	1	16
May 28, 2024 - Capital increase in cash	5,374,755	5,374,755	0.17	923	44,946
June 3, 2024 - Capital increase in cash	300,000	300,000	0.17	52	2,506
June 24, 2024 - Exercise warrants	12,625	12,625	0.17	2	66
September 3, 2024 - Exercise warrants	13,750	13,750	0.17	2	72
September 25, 2024 - Exercise warrants	2,250	2,250	0.17	1	12
October 9, 2024 - Capital increase in cash	3,000,000	3,000,000	0.17	515	24,071
November 15, 2024 - Exercise warrants	38,250	38,250	0.17	7	198
December 31, 2024	37,427,265	37,427,265	—	6,430	332,579
May 12, 2025 - Exercise warrants	2,000	2,000	0.17	—	10
June 13, 2025 - Exercise warrants	6,375	6,375	0.17	1	33
July 8, 2025 - Exercise warrants	5,500	5,500	0.17	1	29
September 26, 2025 - Exercise RSU warrants	103,642	103,642	0.17	18	—
November 18, 2025 - Capital increase in cash	5,189,428	5,189,428	0.01	52	20,706
November 20, 2025 - Capital increase in cash	292,250	292,250	0.01	3	1,166
December 31, 2025	43,026,460	43,026,460	—	6,505	354,523

Schedule of movement in other comprehensive income

		Post-
	Currency	employment
	translation	benefit
(in EUR 000)	reserve	obligations	Total
Opening value at January 1, 2024	54	83	137
Items that may be subsequently reclassified to profit or loss (net of tax)
Currency translation differences	766	—	766
Items that may not be subsequently reclassified to profit or loss (net of tax)
Remeasurements of post-employment benefit obligations	—	11	11
Total other comprehensive income at December 31, 2024	820	94	914
Items that may be subsequently reclassified to profit or loss (net of tax)
Currency translation differences	228	—	228
Items that may not be subsequently reclassified to profit or loss (net of tax)
Remeasurements of post-employment benefit obligations	—	(18)	(18)
Total other comprehensive income at December 31, 2025	1,048	76	1,124